Note 9 - Deposits (Details) - Summary of Deposit Related Interest Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Deposit Related Interest Expense [Abstract]
Passbook savings accounts	$ 4	$ 5
Statement savings accounts	21	21
eSavings accounts	119	103
Certificate of deposit accounts	1,534	1,511
	$ 1,678	$ 1,640